United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/2011

Date of Reporting Period: 03/31/2011

Item 1.                      Reports to Stockholders

Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

ANNUAL SHAREHOLDER REPORT

March 31, 2011

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended 3/31/2011	Period Ended 3/31/2010 [1]
Net Asset Value, Beginning of Period	$9.93	$10.00
Income From Investment Operations:
Net investment income	0.45	0.15
Net realized and unrealized gain (loss) on investments	0.04	(0.07)
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.08
Less Distributions:
Distributions from net investment income	(0.45)	(0.15)
Distributions from net realized gain on investments	(0.02)	(0.00) [2]
TOTAL DISTRIBUTIONS	(0.47)	(0.15)
Net Asset Value, End of Period	$9.95	$9.93
Total Return [3]	5.05%	0.76%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00% [4]
Net investment income	4.58%	2.13% [4]
Expense waiver/reimbursement [5]	0.45%	0.83% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$143,710	$97,645
Portfolio turnover	72%	21%
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2010 to March 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/1/2010	Ending Account Value 3/31/2011	Expenses Paid During Period [1]
Actual	$1,000	$1,027.20	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.93	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period).
Annual Shareholder Report

Management's Discussion of Fund Performance (unaudited)

The Fund's¹ return, based on net asset value, for the 12-month reporting period ended March 31, 2011, was 5.05% compared to a return of 0.28% for the LIBOR (London InterBank Offered Rate).² The Fund's total return for the most recently completed fiscal period reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LIBOR.

During the reporting period, the most significant factors affecting the Fund's performance relative to the LIBOR were: (1) the selection of individual securities within each sector and sector diversification; (2) the relative high spreads that continue to persist in the market; and (3) the cash balance of the Fund.

The most significant factors for the Fund's outperformance relative to the LIBOR were: (1) security selection; and (2) market spread. The cash position of the Fund constrained the Fund's outperformance of the LIBOR.

Security Selection and Sector Diversification

The Fund was invested in a portfolio of trade finance assets that was widely diversified over sectors and geographic regions. Regionally, the portfolio as of March 31, 2011, was invested 17.11% in Asia; 25.68% in CIS Russia; 25.11% in Latin America; 20.45% in Middle East/Africa; 2.29% in the United States, and holds a 9.36% cash position. The countries represented in those regions are: Angola, Argentina, Azerbaijan, Brazil, Colombia, Egypt, Ghana, Indonesia, India, Jamaica, Mongolia, Malawi, Mexico, Nigeria, Russia, Turkey, Ukraine and United States. The sector diversification of the Fund at the end of the reporting period was as follows: Agriculture, 11.69%; Basic Industry, 1.48%; Capital Goods, 10.11%; Cash, 9.36%; Coal, 13.02%; Consumer Cyclical, 1.39%; Consumer Non-Cyclical, 2.54%; Crude Oil and Natural Gas, 19.89%; Finance, 8.16%; Metals and Mining, 17.1%; and Telephony, 5.27%. The Fund's broad diversification on both a regional and sector basis contributed to performance.

Market Spreads

The beginning of 2011 continued to see the supply of credit to trade finance assets constrained as banks continued to de-lever and rebuild capital ratios against an uncertain and burdensome regulatory background – specifically, the uncertainty surrounding Basel II and, potentially, Basel III have caused a significant shortfall of the supply of bank risk capital to trade finance relative to the demand. Even if Basel III provisions are never implemented or amended, existing Basel II provisions meant that major global banks were not growing capital bases as fast as the demand for trade finance. In this regulatory environment, spreads remained wide, which contributed to Fund performance. At the end of the reporting period, the invested portion of the Fund had a weighted average spread to the LIBOR of 432 basis points. Demand for trade finance remained high, sustained by the continued growth in world trade.

Cash Balance

The component that most significantly constrained the Fund's performance was the cash balance. At the end of the reporting period, the cash balance was approximately 10%. It is a convention in the trade finance market that the facilities do not carry prepayment penalties. One of the primary challenges of managing a trade finance portfolio is the uneven cash flows that the lack of a prepayment penalty allows. During the reporting period, a larger than expected number of loans prepaid. Generally speaking, this benefits the total return of the fund but the increased cash level constrains the running yield. However, prepayments are a sign that the market and its participants are strong and functioning well.

1	Federated Project and Trade Finance Core Fund is NOT a mutual fund. The Fund operates as an open-end extended payment fund. Shareholders of the Fund will have a restricted ability to redeem shares of the Fund (“Shares”). When a redeeming shareholder presents Shares to the transfer agent in proper order for redemption, the Fund has up to thirty-one (31) days to make payment to the redeeming shareholder. The price of the redeemed Shares will be determined as of the closing net asset value (NAV) of the Fund twenty-four (24) days after receipt of a shareholder redemption request or if such date is a weekend or holiday, on the preceding business day (the “Redemption Pricing Date”). Under normal circumstances, the Fund will make payment to the redeeming shareholder one business day after the Redemption Pricing Date (the “Redemption Payment Date”). However, the Fund reserves the right to make payment up to seven (7) days after the Redemption Pricing Date, provided such date does not exceed thirty-one (31) days after the Shares have been presented for redemption in proper order. Shareholders that redeem Shares will incur the risk that the value of their Shares presented for redemption will be worth less on the Redemption Pricing Date than on the date they submitted their redemption request.
2	The London InterBank Offered Rate (LIBOR) is a daily reference rate based on the interest rates at which banks borrow unsecured Funds from other banks in the London wholesale money market (or interbank market).

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Project and Trade Finance Core Fund (the “Fund”) from August 26, 2009 (start of performance) to March 31, 2011, compared to the one-month London Interbank Offered Rate (LIBOR). 2

Average Annual Total Returns for the Period Ended 3/31/2011
1 Year	5.05%
Start of Performance (8/26/2009)	3.62%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not an obligation of or guaranteed by any bank and is not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions.
2	The London Interbank Offered Rate (LIBOR) is a daily reference rate based on the interest rates at which banks borrow unsecured Funds from other banks in the London wholesale money market (or interbank market).
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At March 31, 2011, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
Trade Finance Agreements	84.3%
Cash Equivalents [2]	8.7%
Other Assets and Liabilities — Net [3]	7.0%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum and Statement of Additional Information for a description of these security types.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Annual Shareholder Report

Portfolio of Investments

March 31, 2011

Principal Amount or Shares			Value
		Trade Finance Agreements – 84.3%
$1,862,573		Adopen Plastik ve Insaat Sanayi AS, 4.743%, 9/26/2011	1,867,229
5,000,000		Afrexim, 2.303%, 5/27/2011	5,010,000
1,216,407	[1,2,3,4]	Arrocera Covadonga SA de CV, 0.00%, (7.50% effective rate), 10/22/2010	1,201,202
413,362	[1,3,4]	Arrocera Covadonga SA de CV, 0.00%, (7.50% effective rate), 10/24/2010	408,195
654,064	[3,4]	Arrocera Covadonga SA de CV, 0.00%, (7.50% effective rate), 11/15/2010	645,888
3,357,252	[4]	Arrocera Covadonga SA de CV, 8.00%, 12/17/2010	3,029,920
1,785,714	[2]	Azul Airlines, 6.403%, 3/30/2013	1,733,928
1,785,714	[2]	Azul Airlines, 6.403%, 3/30/2013	1,733,928
3,919,030		BP Caspian, Bank Note, 2.803%, 8/20/2015	3,915,111
2,000,000		Bahia Cellulose, 3.875%, 11/10/2015	1,984,000
1,500,000		Banacol, 3.761%, 6/14/2013	1,449,750
3,073,464	[3]	Brightstar Corp., Sr. Disc. Note, 0.00%, (3.30% effective rate), 5/18/2011	3,067,317
2,000,000		Bumi Resources Tbk, 11.243%, 8/26/2013	1,984,000
4,545,455		Caraiba Metais , 2.053%, 2/29/2012	4,552,273
4,000,000		Digicel Ltd., 3.79%, 3/31/2015	4,004,000
822,696		EGPC Petroleum V Tranche A, 3.553%, 3/31/2015	819,405
479,085		EGPC Petroleum V Tranche B, 3.303%, 12/31/2012	477,169
2,000,000		Energi Mega Persada Tbk, 12.243%, 9/12/2013	1,986,000
4,000,000		Erdenet, 7.743%, 9/8/2013	3,936,000
5,000,000	[2]	Evraz Group SA, 3.043%, 11/19/2015	4,960,000
2,000,000		Ferrexpo PLC, 5.743%, 4/7/2014	2,007,000
4,500,000		Golden Star Resources Ltd., 3.679%, 9/30/2012	4,495,500
3,000,000		International Bank of Azerbaijan, 4.75%, 7/23/2013	2,970,000
4,000,000		Louis Dreyfus Bz, 3.553%, 9/1/2014	3,974,000
142,857	[2]	Mechel Chelyabin, 5.243%, 12/12/2012	142,929
1,285,714	[2]	Mechel Kuzbass, 5.243%, 12/12/2012	1,286,357
285,714	[2]	Mechel S Urals, 5.243%, 12/12/2012	285,857
1,285,714		Mechel Yakutugol, 5.243%, 12/12/2012	1,286,357
2,000,000		Metinvest, 5.756%, 6/23/2013	2,011,000
9,500,000		PT Berau Coal, 5.053%, 7/23/2014	9,428,750
3,666,091		Petroleum Export Ltd. III, 3.803%, 3/15/2013	3,671,590
3,392,308		Premium Tobacco, 5.243%, 4/30/2011	3,405,877
1,928,841		Rusal, 4.803%, 7/7/2013	1,764,890
431,585		SUEK OJSC, 2.50%, 4/26/2011	429,643
416,500		SUEK OJSC, 1.556%, 5/17/2012	406,296
5,000,000		SUEK OJSC, 3.493%, 9/8/2015	4,977,500
625,000		SV Oil & Natural Gas Ltd., 4.243%, 9/14/2013	620,937
3,333,333		Severstal, 2.653%, 9/23/2013	3,328,333
5,000,000		Shunkhlai LLC, 7.243%, 5/27/2011	5,010,000
3,611,111		Sonangol Finance Ltd., 3.243%, 11/30/2012	3,602,083
250,167		Suek Tranche B, Collateral Trust, 1.543%, 5/17/2012	244,038
1,403,586		TAAG Angola Airlines, 5.553%, 6/30/2011	1,402,884
1,596,414		TAAG Angola Airlines, 5.553%, 8/1/2011	1,595,616
2,000,000		Tatneft, 3.343%, 6/23/2013	2,014,000
2,000,000	[3]	Transammonia 2, Sr. Disc. Note, 0.00%, (8.67% effective rate), 4/21/2011	1,980,000
4,000,000		Tuscany International Drilling, Inc., 6.803%, 8/13/2015	4,012,000
3,000,000		United Bank for Africa, 4.50%, 11/29/2013	2,973,000
Annual Shareholder Report

Principal Amount or Shares			Value
$3,000,000		Vicentin, 7.00%, 11/18/2015	3,000,000
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $121,111,299)	121,091,752
		MUTUAL FUND – 8.7%
12,560,938	[5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	12,560,938
		TOTAL INVESTMENTS — 93.0% (IDENTIFIED COST $133,672,237) [7]	133,652,690
		OTHER ASSETS AND LIABILITIES - NET — 7.0% [8]	10,057,468
		TOTAL NET ASSETS — 100%	$143,710,158
1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $11,344,201, which represented 7.9% of total net assets.
3	Zero coupon bond, reflects effective rate at time of purchase.
4	Principal amount and interest were not paid upon final maturity.
5	Affiliated holding.
6	7-Day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$ —	$121,091,752	$ —	$121,091,752
Mutual Fund	12,560,938	—	—	12,560,938
TOTAL SECURITIES	$12,560,938	$121,091,752	$ —	$133,652,690

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2011

Assets:
Total investments in securities, at value including $12,560,938 of investments in an affiliated issuer (Note 5) (identified cost $133,672,237)		$133,652,690
Cash		3,383,220
Receivable for investments sold		6,061,000
Income receivable		668,325
TOTAL ASSETS		143,765,235
Liabilities:
Income distribution payable	$8,915
Payable for custodian fees	1,724
Payable for transfer and dividend disbursing agent fees and expenses	2,264
Payable for auditing fees	28,500
Payable for portfolio accounting fees	10,946
Accrued expenses	2,728
TOTAL LIABILITIES		55,077
Net assets for 14,443,372 shares outstanding		$143,710,158
Net Assets Consist of:
Paid-in capital		$143,480,930
Net unrealized depreciation of investments		(19,547)
Accumulated net realized gain on investments		257,690
Distributions in excess of net investment income		(8,915)
TOTAL NET ASSETS		$143,710,158
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$143,710,158÷ 14,443,372 shares outstanding, no par value, unlimited shares authorized		$9.95

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended March 31, 2011

Investment Income:
Interest			$5,360,217
Dividends received from an affiliated issuer (Note 5)			56,959
TOTAL INCOME			5,417,176
Expenses:
Investment adviser fee (Note 5)		$118,180
Administrative fee (Note 5)		150,000
Custodian fees		10,745
Transfer and dividend disbursing agent fees and expenses		13,770
Directors'/Trustees' fees		7,876
Auditing fees		28,549
Legal fees		87,251
Portfolio accounting fees		103,654
Printing and postage		9,146
Insurance premiums		4,361
Taxes		476
Miscellaneous		2,174
TOTAL EXPENSES		536,182
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(118,180)
Waiver of administrative fee	(150,000)
Reimbursement of other operating expenses	(268,002)
TOTAL WAIVERS AND REIMBURSEMENTS		(536,182)
Net expenses			—
Net investment income			5,417,176
Realized and Unrealized Gain on Investments:
Net realized gain on investments			442,571
Net change in unrealized depreciation of investments			328
Net realized and unrealized gain on investments			442,899
Change in net assets resulting from operations			$5,860,075

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

	Year Ended 3/31/2011	Period Ended 3/31/2010 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,417,176	$469,200
Net realized gain on investments	442,571	15,330
Net change in unrealized appreciation/depreciation of investments	328	(19,875)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,860,075	464,655
Distributions to Shareholders:
Distributions from net investment income	(5,472,302)	(422,988)
Distributions from net realized gain on investments	(199,922)	(290)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,672,224)	(423,278)
Share Transactions:
Proceeds from sale of shares	44,702,535	97,180,100
Net asset value of shares issued to shareholders in payment of distributions declared	5,647,409	423,278
Cost of shares redeemed	(4,472,392)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	45,877,552	97,603,378
Change in net assets	46,065,403	97,644,755
Net Assets:
Beginning of period	97,644,755	—
End of period (including undistributed (distributions in excess of) net investment income of $(8,915) and $46,797, respectively)	$143,710,158	$97,644,755
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

March 31, 2011

1. ORGANIZATION

Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company, which operates as an extended payment fund. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and “qualified purchases” as defined in Section 2(a)(51) of the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities, including trade finance agreements acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended March 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2011, tax years 2010 and 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

Shareholders of the Fund will have a restricted ability to redeem shares of the Fund. When a redeeming shareholder presents Shares to the transfer agent in proper order for redemption, the Fund has up to 31 days to make payment to the redeeming shareholder.

The following table summarizes share activity:

	Year Ended 3/31/2011	Period Ended 3/31/2010 [1]
Shares sold	4,490,342	9,792,606
Shares issued to shareholders in payment of distributions declared	567,278	42,625
Shares redeemed	(449,479)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	4,608,141	9,835,231
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to March 31, 2010.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended March 31, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(586)	$586

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

Annual Shareholder Report

The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended March 31, 2011 and period ended March 31, 2010, was as follows:

	2011	2010
Ordinary income [1]	$5,671,715	$423,278
Long-term capital gains	$509	—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income [1]	$243,106
Net unrealized depreciation	(19,547)
Undistributed long-term capital gain	$5,669
1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At March 31, 2011, the cost of investments for federal tax purposes was $133,672,237. The net unrealized depreciation of investments for federal tax purposes was $19,547. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $524,253 and net unrealized depreciation from investments for those securities having an excess of cost over value of $543,800.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended March 31, 2011, the Adviser voluntarily waived $87,929 of its fee and voluntarily reimbursed $268,002 of other operating expenses.

Certain of the Fund's assets are managed by GML Capital LLP (the “Sub-Adviser”). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives a fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended March 31, 2011, the Sub-Adviser earned a fee of $249,315.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended March 31, 2011, FAS waived its entire fee of $150,000.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended March 31, 2011, the Adviser reimbursed $30,251. Transactions involving the affiliated holding during the year ended March 31, 2011, were as follows:

Affiliate	Balance of Shares Held 3/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	62,237,946	125,130,094	174,807,102	12,560,938	$12,560,938	$56,959
Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended March 31, 2011, were as follows:

Purchases	$151,446,082
Sales	$66,354,186

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2011, there were no outstanding loans. During the year ended March 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2011, there were no outstanding loans. During the year ended March 31, 2011, the program was not utilized.

9. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2011, the amount of long-term capital gains designated by the Fund was $509.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF The FEDERATED Core TRUSt III AND The SHAREHOLDERS OF Federated Project and trade finance core Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Project and Trade Finance Core Fund (the “Fund”), a series of the Federated Core Trust III, as of March 31, 2011, and the related statements of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period from August 26, 2009 (commencement of investment operations) through March 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2011 by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Project and Trade Finance Core Fund as of March 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the periods described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 24, 2011

Annual Shareholder Report

Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised one portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: February 2008	Principal Occupations : Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions : Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Began serving: February 2008	Principal Occupations : Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: February 2008	Principal Occupation : Director or Trustee of the Federated Fund Family.
Other Directorship Held : Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position : Partner, Andersen Worldwide SC.
Qualifications : Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: February 2008.	Principal Occupation : Director or Trustee of the Federated Fund Family.
Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications : Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations : Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held : Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position : Pennsylvania Superior Court Judge.
Qualifications : Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: February 2008	Principal Occupation : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications : Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: February 2008	Principal Occupations : Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications : Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: February 2008	Principal Occupations : Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held : Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions : Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications : Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: February 2008	Principal Occupations : Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held : Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications : Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: February 2008	Principal Occupations : Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position : Vice President, Walsh & Kelly, Inc.
Qualifications : Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: February 2008	Principal Occupations : Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held : Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications : Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 2008	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: February 2008	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: February 2008	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: February 2008	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 VICE PRESIDENT and CHIEF INVESTMENT OFFICER Began serving: February 2008	Principal Occupations : Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Project and Trade Finance Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding the contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. Although the Adviser charges the Fund an investment advisory fee for its services, the Adviser has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero. The Adviser or its affiliates may, however, receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

As previously noted, the Adviser charges the Fund an investment advisory fee for its services but has agreed to waive its fee and/or reimburse the Fund so that total fund expenses are zero; however, the Board did consider compensation and benefits received by the Adviser and subadviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Annual Shareholder Report

Because the Fund's expenses will remain at zero due to waiver of the investment advisory fee and/or reimbursement of other expenses, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no net advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Annual Shareholder Report

The Fund is not a bank deposit or obligation, is not guaranteed by any bank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in the Fund involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Project and Trade Finance Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31415N103

Q450320 (5/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr., Thomas M. O'Neill and John S. Walsh.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $28,500

Fiscal year ended 2010 – $28,500

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $48

Fiscal year ended 2010 - $0

Travel to Audit Committee Meeting.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2011 - $0

Fiscal year ended 2010 – $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(c)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

4(d)

Fiscal year ended 2011 – 0%

Fiscal year ended 2010 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and NA respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2011 - $2,010

Fiscal year ended 2010 - $43,070

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust III

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	May 23, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	May 23, 2011